UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

JoEllen L. Legg, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2008 - October 31, 2008

Item 1.  Reports to Stockholders.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the U.S. Treasury Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2008 and held until October 31, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table on the next page are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

1

FINANCIAL INVESTORS TRUST U.S. TREASURY MONEY MARKET FUND

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/08	Value 10/31/08	5/1/08-10/31/08*
Actual Fund Return	$1,000.00	$1,006.92	$1.53
Hypothetical Fund Return	$1,000.00	$1,023.95	$1.54

*

Expenses are equal to the annualized expense ratio of .30%(1) multiplied by the average account value over the period, multiplied by the number of days in the first half-year divided by 365 days in the current year (to reflect the one-half year period).

(1)

Due to market conditions, the current yield on repurchase agreements backed by U.S. Treasuries for the period September 17-October 31 was less than the Fund’s expense cap of 0.33%. ALPS Fund Services, Inc. (“ALPS”) voluntarily reimbursed the Fund during that period from time to time in order to cover the remaining Fund expenses.

ASSET ALLOCATION

October 31, 2008

Percentage of Fund’s Total Net Assets
U.S. Treasury Obligations	27.17%
Repurchase Agreements	72.87%

2

STATEMENT OF INVESTMENTS (UNAUDITED)

U.S. TREASURY MONEY MARKET FUND
October 31, 2008

Face Value		Value
	U.S. TREASURY OBLIGATIONS 27.17%
	U.S. Treasury Bill
$10,000,000	0.15%, 11/6/08 DN	$9,999,875

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $9,999,875)		9,999,875

		Collateral
		Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 72.87%

Agreement with Bank of America and Bank of New York (Tri-party), 0.10%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $4,915,041	4,915,000	$5,013,320

Agreement with Barclays and Bank of New York (Tri-party), 0.15%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,018	1,400,000	1,428,033

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.15%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,018	1,400,000	1,428,064

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 0.15%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,018	1,400,000	1,429,018

Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.10%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $6,500,054	6,500,000	6,630,104

Agreement with Goldman Sachs and Bank of New York (Tri-party), 0.02%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations repurchase amount of $1,400,002	1,400,000	1,428,033

3

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with Greenwich Capital Markets Inc., and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,023	$1,400,000	$1,429,300

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 0.13%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,015	1,400,000	1,430,559

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 0.10%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,012	1,400,000	1,434,150

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party) 0.10%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,012	1,400,000	1,431,109

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 0.13%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,015	1,400,000	1,428,484

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 0.10%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,012	1,400,000	1,428,093

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 0.15%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,400,018	1,400,000	1,432,820

TOTAL REPURCHASE AGREEMENTS (Cost $26,815,000)	$26,815,000	$27,371,087

4

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

TOTAL INVESTMENTS (Cost $36,814,875)	100.04%	$36,814,875
Liabilities in Excess of Other Assets	-0.04%	(15,173)
NET ASSETS	100.00%	$36,799,702

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $36,814,875

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

5

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

U.S. TREASURY MONEY MARKET FUND
October 31, 2008

Assets
Investments, at amortized cost (1)	$36,814,875
Interest receivable	256
Prepaid and other assets	111
Total Assets	36,815,242

Liabilities
Dividends payable	5,182
Accrued investment advisory fee	2,343
Accrued administration fee	6,209
Accrued trustee fees	587
Other payables	1,219
Total Liabilities	15,540
Net Assets	$36,799,702

Composition Of Net Assets
Paid-in capital	$36,799,906
Undistributed net investment income	464
Accumulated net realized loss	(668)
Net Assets	$36,799,702

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	36,834,335

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amounts of:	$26,815,000

See Notes to Financial Statements.

6

STATEMENTS OF OPERATIONS (UNAUDITED)

U.S. TREASURY MONEY MARKET FUND
For the Six Months Ended October 31, 2008

Investment Income
Interest Income	$310,291
Total Investment Income	310,291

Expenses
Investment advisory fee	19,708
Administration services	305,754
Legal	1,361
Reports to Shareholders	7
Insurance	1,874
Trustee fees	3,210
Total Expenses before fee waivers	331,914
Expenses waived by administrator	(269,182)
Expenses waived by investment advisor	(6,569)
Net Expenses	56,163

Net Investment Income and Net Increase in Net Assets Resulting from Operations	$254,128

See Notes to Financial Statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

U.S. TREASURY MONEY MARKET FUND

	For the Six
	Months Ended	For the
	October 31, 2008	Year Ended
	(UNAUDITED)	April 30, 2008
Operations
Net investment income	$254,128	$1,590,752
Net increase in net assets resulting from operations	254,128	1,590,752

Distributions
Dividends to shareholders from net investment income	(254,128)	(1,590,752)
Net decrease in net assets from distributions	(254,128)	(1,590,752)

Beneficial Interest Transactions (1)
Shares sold	44,231,936	140,709,728
Dividends reinvested	302,999	1,669,920
Shares redeemed	(44,329,396)	(145,850,446)
Net increase/(decrease) in net assets derived from beneficial interest transactions	205,539	(3,470,798)

Net increase/(decrease) in net assets	205,539	(3,470,798)

Net Assets
Beginning of year	36,594,163	40,064,961
End of year*	$36,799,702	$36,594,163

* Includes undistributed net investment income of:	$464	$464

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

8

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended
	October 31, 2008		For the Years Ended April 30,
	(UNAUDITED)		2008	2007	2006	2005
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	0.01		0.04	0.05	0.03	0.01
Net realized gain	—		—	—	—	0.00 (1)
Total from investment operations	0.01		0.04	0.05	0.03	0.01

Distributions
From net investment income	(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
From net realized gain	—		—	—	—	0.00 (1)
Total distributions	(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (2)	0.69%		3.74%	5.01%	3.56%	1.54%

Ratios/Supplemental Data
Net assets, end of period (000)	$36,800		$36,594	$40,065	$31,645	$35,934

Ratio of expenses to average net assets	0.30	%*(3)	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	1.35	%*	3.70%	4.90%	3.50%	1.44%
Ratio of expenses to average net assets without fee waivers	1.77	%*	1.56%	1.89%	1.80%	1.65%
Ratio of net investment income to average net assets without fee waivers	(0.12	)%*	2.47%	3.34%	2.03%	0.12%

*	Annualized.
(1)	Less than $0.005 per share.
(2)	Total return would have been lower had various fees not been waived during the period.
(3)

Due to market conditions, the current yield on repurchase agreements backed by U.S. Treasuries for the period September 17-October 31 was less than the Fund’s expense cap of 0.33%. ALPS voluntarily reimbursed the Fund during that period from time to time in order to cover the remaining Fund expenses.

See Notes to Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The U.S. Treasury Money Market Fund (the “Fund”) is one of three separate series offered to the public under the Trust. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges.  The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements:  The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008.

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments(a)
Level 1-Quoted Prices	$36,814,875	$—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	$—
Total	$36,814,875	—

10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended October 31, 2008, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  As of April 30, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2005 through April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2004 through April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Recent Accounting Pronouncements: In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

On September 9, 2008, the Trust’s Board of Trustees renewed and approved the Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reaches $1 billion.

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly based on the following fee schedule:

Average Net Assets*
First $500 million	.26%
Next $500 million	.24%
In excess of $1 billion	.22%

*          Subject to a minimum monthly fee of $50,000.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2009, to the extent necessary for the Fund to maintain a total expense ratio of no more than 0.33% of its  average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Due to market conditions, the current yield on repurchase agreements backed by U.S. Treasuries for the period September 17-October 31 was less than the Fund’s expense cap of 0.33%.  ALPS voluntarily reimbursed the Fund during that period from time to time in order to cover the remaining Fund expenses.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of October 31, 2008 constituted 49.34 % of the Fund.

FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On September 9, 2008, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Fund’s assets and securities. The Trustees last approved the Advisory Agreement for the Fund in September 2007. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual and actual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.  The Trustees received and considered information comparing the Fund’s contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data.  The Trustees also reviewed information regarding the contractual fee arrangements of similarly managed SSgA FM mutual fund products. Based on such material from Lipper, the Trustees further determined that the total expense ratios of 0.33% for the Fund, net of any fee waivers in place, are comparable to other total expense ratios within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund the Advisory Agreement with SSgA FM.  The Trustees reviewed certain background materials supplied by SSgA FM in response to the questionnaire furnished by the Trust, including SSgA FM’s Form ADV.  The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.  The Trustees

13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reviewed the accompanying compliance-related materials and also noted that they have received reports on these services and compliance issues from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM.

The Fund’s Performance: The Trustees received and considered the one-, two-, three-, four-, five- and ten-year performance, as applicable, of the Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreement.  Based on the allocation methodologies used by SSgA FM, the Trustees considered the losses realized by SSgA FM in connection with the operation of the Fund. The Trustees then discussed certain conflicts of interests that may affect SSgA FM and its affiliates and the policies and procedures in place to address such conflicts.  The Trustees then reviewed SSgA FM’s 2007 Annual Report and financial statements included therein to analyze the financial condition and stability and profitability of SSgA FM.  The Trustees then discussed State Street’s business generally.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall-out benefits or any other direct or indirect benefits would accrue to SSgA FM from the relationship with the Trust.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Fund.  The Trustees also reviewed the top ten broker-dealers used by SSgA FM, as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement.  Further, the Independent Trustees were advised by independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•	the investment advisory fee received by SSgA FM with respect to the Fund were comparable to others within the Fund’s peer universe;
•	the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement were adequate;
•

the performance of the Fund was comparable to the performance of similarly managed SSgA FM products for the same time periods and comparable to the performance of other funds in the Fund’s peer universe;

•	the lack of a profit, if any, realized by SSgA FM in connection with the operation of the Fund was not unfair to the Trust;
•	the relatively small size of the Fund did not permit for economies of scale in SSgA FM’s provision of services to the Fund; and
•	there were no other material benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including a majority of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Fund and its shareholders and re-approved the Advisory Agreement.

14

TRUSTEES & OFFICERS (UNAUDITED)

As of October 31, 2008, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Mary K. Anstine, age 67	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust.	4

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund; and Westcore Trust (12 funds).

John R. Moran, Jr., age 78	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

15

Name, Address* & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Jeremy W. Deems, age 32	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	4	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

16

INTERESTED TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
W. Robert Alexander, age 80	Trustee	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides administration and distribution services, respectively, for proprietary mutual fund complexes.  Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “Interested” Trustee of the Trust.  Mr. Alexander was formerly Chairman and a member of the Board of Trustees of Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006.  Mr. Alexander is a trustee of two Colorado foundations, A.V. Hunter, Inc. and the Hughes Trust.

				4	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

17

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**
Edmund J. Burke, age 47	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), and President and a Director of ALPS Advisers, Inc. (since 2001), and was President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005). Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust (since 2006); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

Jeremy O. May, age 38	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, age 46	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 — 2004) and at Patton Boggs LLP (2004 — 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

18

OFFICERS (CONTINUED)

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**
Michael Akins, age 32	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 36	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

19

INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER

SSgA Funds Management, Inc.

1 Lincoln Street

Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER

AGENT & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

LEGAL COUNSEL

Davis Graham & Stubbs LLP

1550 Seventeenth Street

Suite 500

Denver, Colorado 80202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 Seventeenth Street

Suite 3600

Denver, Colorado 80202

CUSTODIAN

State Street Bank & Trust Company

750 Main Street

Suite 1114

Hartford, Connecticut 06103

SUB-CUSTODIAN

State Street Bank & Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Must be accompanied or preceded by

a current prospectus.

For more information, please

call 1.800.298.3442 or visit

www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

FIT000257  5/30/2009

AMERICAN FREEDOM

U.S. GOVERNMENT

MONEY MARKET FUND

Semi-Annual Report

October 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the American Freedom U.S. Government Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on May 1, 2008 and held until October 31, 2008.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

			Expense Paid
	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	During Period 5/1/08-10/31/08*
Actual Fund Return	$1,000.00	$1,009.89	$1.02
Hypothetical Fund Return	$1,000.00	$1,024.46	$1.03

*        Expenses are equal to the annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the first half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION

October 31, 2008

Percentage of Fund’s
Total Net Assets
U.S. Government & Agency Obligations	68.05%
Repurchase Agreements	32.08%

1

STATEMENT OF INVESTMENTS (UNAUDITED)

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

October 31, 2008

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 68.05%
	Federal Home Loan Bank
$20,000,000	0.63%*, 11/3/08	$20,000,000
19,280,000	2.47%, 11/14/08 DN	19,265,567
20,000,000	2.42%, 1/20/09 DN	19,896,000
20,000,000	2.26%, 1/20/09 DN	19,902,933
20,000,000	2.71%, 4/3/09	20,000,000

	Federal Home Loan Mortgage Corporation
20,000,000	2.58%, 11/14/08 DN	19,984,295
19,634,000	2.45%, 11/17/08 DN	19,615,446
15,000,000	2.57%, 11/24/08 DN	14,977,687
15,000,000	2.73%, 12/23/08 DN	14,943,750
15,000,000	2.64%, 2/19/09 DN	14,882,100
20,000,000	2.32%, 2/24/09 DN	19,855,611

	Federal National Mortgage Association
25,000,000	1.06%*, 11/3/08	24,998,859
25,000,000	2.51%, 11/6/08 DN	24,994,792
25,000,000	2.62%, 11/26/08 DN	24,958,473
20,000,000	2.06%, 1/12/09 DN	19,920,278

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $298,195,791)		298,195,791

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 32.08%

Agreement with Barclays and Bank of New York (Tri-party), 0.20%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $10,000,167	10,000,000	$10,200,693

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party) 0.23%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $10,000,192	10,000,000	10,202,872

2

		Value	Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.20%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $40,583,676	$40,583,000	$41,394,679

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $70,001,167	70,000,000	71,402,994

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 0.20%, dated 10/31/08 and maturing 11/3/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $10,000,167	10,000,000	10,204,887

TOTAL REPURCHASE AGREEMENTS (Cost $140,583,000)		140,583,000	143,406,125

TOTAL INVESTMENTS (Cost $438,778,791)	100.13%	$438,778,791
Liabilities in Excess of Other Assets	(0.13)%	(580,430)

NET ASSETS	100.00%	$438,198,361

*           Floating rate security - rate disclosed as of October 31, 2008. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $438,778,791

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

3

FINANCIAL STATEMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

October 31, 2008

Assets
Investments, at amortized cost (1)	$438,778,791
Interest receivable	108,436
Prepaid and other assets	2,421
Total Assets	438,889,648

Liabilities
Dividends payable	619,443
Accrued investment advisory fee	27,988
Accrued administration fee	23,519
Accrued trustee fees	3,430
Other payables	16,907
Total Liabilities	691,287
Net Assets	$438,198,361

Composition of Net Assets
Paid-in capital	$438,172,569
Undistributed net investment income	1,490
Accumulated net realized gain	24,302
Net Assets	$438,198,361

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	438,025,840

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of:	$140,583,000

See Notes to Financial Statements.

5

STATEMENTS OF OPERATIONS (UNAUDITED)

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

For the Six Months Ended

October 31, 2008

Investment Income
Interest Income	$5,010,808
Total Investment Income	5,010,808

Expenses
Investment advisory fee	244,594
Administration services	372,508
Legal	17,767
Reports to Shareholders	5,605
Insurance	29,195
State Registration	3,359
Trustee fees	49,957
Miscellaneous	9,141
Total Expenses before fee waivers	732,126
Expenses waived by administrator	(184,707)
Expenses waived by investment advisor	(81,532)
Net Expenses	465,887

Net Investment Income and Net Increase in Net Assets Resulting from Operations	$4,544,921

See Notes to Financial Statements.

6

STATEMENTS OF CHANGES IN NET ASSETS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

	For the Six	For the
	Months Ended	Year Ended
	October 31, 2008	April 30, 2008
	(UNAUDITED)
Operations
Net investment income	$4,544,921	$20,563,282
Net realized gain on investments	—	25,495
Net increase in net assets resulting from operations	4,544,921	20,588,777

Distributions
Dividends to shareholders from net investment income	(4,544,921)	(20,563,282)
Net decrease in net assets from distributions	(4,544,921)	(20,563,282)

Beneficial Interest Transactions (1)
Shares sold	579,286,667	1,235,921,967
Dividends reinvested	4,047,535	18,936,545
Shares redeemed	(579,545,263)	(1,226,415,885)
Net increase/(decrease) in net assets derived from beneficial interest transactions	3,788,939	28,442,627

Net increase/(decrease) in net assets	3,788,939	28,468,122

Net Assets
Beginning of year	434,409,422	405,941,300
End of year*	$438,198,361	$434,409,422

* Includes undistributed net investment income of:	$1,490	$1,490

(1)       At net asset value of $1.00 per share.

See Notes to Financial Statements.

7

FINANCIAL HIGHLIGHTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND(1)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2008		2008	2007	2006	2005
	(UNAUDITED)
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	0.01		0.04	0.05	0.04	0.02
Net realized gain	—		—	—	—	—
Total from investment operations	0.01		0.04	0.05	0.04	0.02

Distributions
From net investment income	(0.01)		(0.04)	(0.05)	(0.04)	(0.02)
From net realized gain	—		—	—	—	—
Total distributions	(0.01)		(0.04)	(0.05)	(0.04)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (2)	0.99%		4.31%	5.20%	3.77%	1.68%

Ratios/Supplemental Data
Net assets, end of period (000)	$438,198		$434,409	$405,941	$214,907	$245,040

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.96	%*	4.25%	5.09%	3.69%	1.64%
Ratio of expenses to average net assets without fee waivers	0.32	%*	0.29%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets without fee waivers	1.84	%*	4.16%	4.99%	3.59%	1.54%

*	Annualized.
(1)	Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.
(2)	Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The American Freedom U.S. Government Money Market Fund (the “Fund”) is one of three separate series offered to the public under the Trust. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges. The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments (a)
Level 1-Quoted Prices	$438,778,791	$—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$438,778,791	$—

(a)       Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the six months ended October 31, 2008, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of April 30, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2005 through April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2004 through April 30, 2008. To our knowledge, there are no federal or Colorado income tax returns currently under examination.

10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Recent Accounting Pronouncements: In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

On September 9, 2008, the Trust’s Board of Trustees renewed and approved the Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reach $1 billion.

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly based on the following fee schedule:

Average Net Assets*
First $500 million	.16%
Next $500 million	.14%
In excess of $1 billion	.12%

*                 Subject to a minimum monthly fee of $30,000.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2009, to the extent necessary for the Fund to maintain a total expense ratio of no more than 0.20% of its average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Fund had no shareholders holding more than 5.00% of the Fund’s outstanding shares as of October 31, 2008.

11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

On September 9, 2008, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Fund’s assets and securities. The Trustees last approved the Advisory Agreement for the Fund in September 2007. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual and actual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM. The Trustees received and considered information comparing the Fund’s contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data. The Trustees also reviewed information regarding the contractual fee arrangements of similarly managed SSgA FM mutual fund products. Based on such material from Lipper, the Trustees further determined that the total expense ratios of 0.20% for the Fund, net of any fee waivers in place, are comparable to other total expense ratios within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund the Advisory Agreement with SSgA FM. The Trustees reviewed certain background materials supplied by SSgA FM in response to the questionnaire furnished by the Trust, including SSgA FM’s Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted

12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to research and analysis of actual and potential investments. The Trustees reviewed the accompanying compliance — related materials and also noted that they have received reports on these services and compliance issues from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM.

The Fund’s Performance: The Trustees received and considered the one-, two-, three-, four-, five- and ten-year performance, as applicable, of the Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreement. Based on the allocation methodologies used by SSgA FM, the Trustees considered the losses realized by SSgA FM in connection with the operation of the Fund. The Trustees then discussed certain conflicts of interests that may affect SSgA FM and its affiliates and the policies and procedures in place to address such conflicts. The Trustees then reviewed SSgA FM’s 2007 Annual Report and financial statements included therein to analyze the financial condition and stability and profitability of SSgA FM. The Trustees then discussed State Street’s business generally.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall-out benefits or any other direct or indirect benefits would accrue to SSgA FM from the relationship with the Trust.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Fund. The Trustees also reviewed the top ten broker-dealers used by SSgA FM, as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process.

13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•                  the investment advisory fee received by SSgA FM with respect to the Fund were comparable to others within the Fund’s peer universe;

•                  the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement were adequate;

•                  the performance of the Fund was comparable to the performance of similarly managed SSgA FM products for the same time periods and comparable to the performance of other funds in the Fund’s peer universe;

•                  the lack of a profit realized by SSgA FM in connection with the operation of the Fund was not unfair to the Trust;

•                  the relatively small size of the Fund did not permit for economies of scale in SSgA FM’s provision of services to the Fund; and

•                  there were no other material benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including a majority of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Fund and its shareholders and re-approved the Advisory Agreement.

14

TRUSTEES AND OFFICERS (UNAUDITED)

As of October 31, 2008, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Mary K. Anstine, age 67	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust.	4

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

John R. Moran, Jr., age 78	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None.

15

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

Jeremy W. Deems, age 32	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	4	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

16

INTERESTED TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee

W. Robert Alexander, age 80	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “Interested” Trustee of the Trust. Mr. Alexander was formerly Chairman and a member of the Board of Trustees of Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006. Mr. Alexander is a trustee of two Colorado foundations, A.V. Hunter, Inc. and the Hughes Trust.

				4	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***	The Fund Complex includes all series of the Trust and any other investment companies for which SSgA FM (or any affiliate) provides investment advisory services.

17

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**

Edmund J. Burke, age 47	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), and President and a Director of ALPS Advisers, Inc. (since 2001), and was President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005). Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust (since 2006); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

Jeremy O. May, age 38	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, age 46	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 — 2004) and at Patton Boggs LLP (2004 — 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

18

Name, Address* & Age	Position(s) Held with Funds	Term of Office	Principal Occupation(s) During Past 5 Years**

Michael Akins, age 32	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 36	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

19

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a
current prospectus.

For more information, please call
800.862.3040 or visit
WWW.AMERICANFREEDOMFUNDS.COM

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FIT000256 05/30/09

20

LISTED PRIVATE EQUITY FUND

An ALPS Advisers, Inc. Solution

SEMI-ANNUAL REPORT

CLASS A, I & R SHARES

October 31, 2008

SHAREHOLDER LETTER (UNAUDITED)

The markets and Red Rocks Capital faced a very challenging period ending October 31, 2008, marked by unusually high volatility and continued uncertainty well past the period end. We continue to see a near freezing in the credit markets and overall fear in the equity markets. The global financial system is under extreme duress as massive forced selling dominates daily/weekly price action. As reported in the media, this unforeseen instability has led to deep anxiety about our country’s entire financial system and structure, causing widespread concerns in the U.S. and global markets. Unlike past short-term market declines where some styles or asset classes were more favored than others, this market environment is leaving virtually no area unscathed, regardless of fundamentals or valuation.

Within private equity, the first half of 2008 has proven to be a record fund raising environment. How the second half of the year fares is still yet to be seen, however, we believe that 2008 will finish on a strong fund raising note. This is important given the sheer size of capital that private equity firms are holding. As the global markets teeter, private equity firms are patiently waiting and analyzing buying opportunities, hoping to scoop up solid businesses that are selling at significant discounts, some of which are at levels not seen in decades. The challenge for many private equity firms is to determine appropriate business revenue assumptions on a prospective basis, and hence valuations, given the uncertain economic times that many are predicting. With such large swings in valuation week to week, it has become problematic to evaluate companies. We expect that private equity firms will favor deals that have the most predictable cash flow and require the least amount of debt. Private equity firms generally appear to be very well-positioned in cash, but we expect that they will be prudent and cautious in the short term.

Against this backdrop, the Red Rocks Listed Private Equity Fund returned (49.31)% net of fees, compared with (48.61)% and (38.58)% for the S&P Listed Private Equity Index(1) and the MSCI World Index(2), respectively, for the six months ended October 31, 2008.

During the period, we made few changes to our holdings. The portfolio remains indirectly well-diversified in terms of industry and geography, with our largest positions in North America, UK and Europe. We continue to maintain the largest concentration of our listed holdings outside the U.S. This unfortunately has hurt the Fund’s performance given the strengthening of the USD against major foreign currencies. Our investment thesis centers around the rise in the standard of living in emerging and developing countries that is fueling the growth of consumers in these countries as a whole, along with the build-out of infrastructure to support the population. For this reason, we continue to focus on listed private equity firms that are poised to take advantage of this growth.

SHAREHOLDER LETTER (UNAUDITED)

Our listed holdings in the U.S., Asia and Europe had a very tough period, based primarily on large negative declines in the global markets and the freezing of the credit markets. To date, our diversified focus has been on the listed private equity companies invested in the small-to-mid market transactions, with a heavier weighting toward mid-to-late stage investments.

LISTED PRIVATE EQUITY FUND DIVERSIFICATION**

Stage of Investment                                          Geographic Diversification

Late - 70.2% Mid - 21.7% Early - 8.1%	UK Europe Russia - 48.9% North America & Canada - 40.6 Far East/Asia & Japan - 5.9% Australia & New Zealand - 3.6% Other-Geography - 1.0%

** Provided by Red Rocks Capital LLC. Reflects the percentages of the underlying investments of the listed private equity companies owned by the Fund as of 10/31/08.

During the period we saw a significant announcement from our top holding, KKR Private Equity Investors LP (KPE). On July 27, 2008, the parent company, Kohlberg Kravis Roberts & Co. (KKR) announced that it will acquire all of the assets of KPE, the listed vehicle currently traded on the Euronext. Under the terms of the agreement, a new listed private equity vehicle will be formed under the ticker KKR. This vehicle will become publicly listed on the New York Stock Exchange, and current KPE unit holders will receive equity shares in KKR. On November 3, 2008 KKR’s management announced that they would be delaying the acquisition of the KPE assets along with the filing of the public offering in the US until sometime in 2009. We continue to monitor this situation.

In addition to KKR Private Equity Investors LP, 3i Group, one of our largest holdings, had a busy schedule. It invested 140 million Euro for a minority stake in Labco, a leading pan-European medical diagnostics network and sold their minority stake in Electrawinds, the leading independent renewable energy company in Belgium to the majority shareholders.

Our nearer-term outlook for the private equity market is muted. Fundamentals of our economy cannot function without credit and confidence. We need further stabilization in the financial system before private equity can perform. The business model for private equity has not changed; however, it may take longer to

SHAREHOLDER LETTER

put capital back into play and with a renewed focus on cash-heavy deals with very little debt. Looking ahead, we believe 2009 should be an active period for private equity, as many firms have large amounts of cash waiting to be deployed. We are comfortable with the positioning of the strategy and believe that our focus on high-quality listed private equity companies will benefit us over the long term. The fundamental nature of how private equity sources its returns should benefit the patient investor.

Sincerely,

Adam Goldman
Mark Sunderhuse

(1)

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(2)

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. To obtain performance data to the most recent month-end, visit www.lpefund.com.

An investment in the Fund involves risk, including loss of principal.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of Listed Private Equity Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2008 and held until October 31, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table on the next page is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

October 31, 2008

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Expense Ratio	Expenses Paid During Period(a) 05/01/08-10/31/08
Class A
Actual	$1,000.00	$506.90	1.25%	$4.75
Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

Class I
Actual	$1,000.00	$509.00	1.00%	$3.80
Hypothetical	$1,000.00	$1,020.17	1.00%	$5.09

Class R
Actual	$1,000.00	$506.30	1.50%	$5.70
Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63

(a)            Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2008

	Shares	Market Value (Note 1)
COMMON STOCKS (91.77%)
DIVERSIFIED (10.24%)
Diversified Operations (2.98%)
Wendel Investissement	29,485	$1,391,968

Holding Companies-Diversified (7.26%)
HAL Trust	18,226	1,408,898
Leucadia National Corp.	73,700	1,978,108
		3,387,006

TOTAL DIVERSIFIED		4,778,974

FINANCIAL (80.30%)
Closed-End Funds (13.61%)
AP Alternative Assets LP	191,700	670,950
Candover Investments PLC	63,820	1,411,216
Continental Venture Capital, Ltd.	907,484	494,515
Electra Private Equity PLC (a)	58,675	892,821
Graphite Enterprise Trust PLC	239,250	669,963
HgCapital Trust PLC	96,169	1,122,077
Partners Group Global Opportunities, Ltd.	122,821	610,512
SVG Capital PLC	100,500	481,579
		6,353,633
Diversified Financial Services (14.39%)
Brait SA	415,321	654,316
Conversus Capital LP	139,259	1,984,441
Fortress Investment Group LLC, Class A	103,900	509,110
GP Investments, Ltd. (a)	178,500	617,932
Onex Corp.	121,450	2,100,915
The Blackstone Group LP	92,975	849,792
		6,716,506
Investment Companies (34.34%)
American Capital Strategies, Ltd.	134,200	1,885,509
BlackRock Kelso Capital Corp.	80,405	844,253
Capital Southwest Corp.	12,203	1,244,706
CapMan Oyj, B Shares	299,995	504,714
Eurazeo	28,812	1,722,279
European Capital, Ltd.	339,202	778,194
KKR Financial Holdings LLC	145,045	559,874
KKR Private Equity Investors LP (a)	530,450	2,615,118
Macquarie International Infrastructure Fund, Ltd.	3,478,000	914,646
MVC Capital, Inc.	89,050	1,101,549
NGP Capital Resources Co.	48,475	588,971

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2008

	Shares	Market Value (Note 1)

Investment Companies (con’t)
Prospect Capital Corp.	58,925	$741,277
Ratos AB, B Shares	145,650	2,524,474
		16,025,564
REITS (1.53%)
CapitalSource, Inc.	96,725	715,765

Venture Capital (16.43%)
3i Group PLC	315,525	2,742,062
3i Infrastructure PLC	921,390	1,304,896
Altamir Amboise	208,979	833,689
Deutsche Beteiligungs AG	60,093	804,212
GIMV N.V.	34,674	1,434,530
IP Group PLC (a)	412,200	441,143
NIF SMBC Ventures Co., Ltd. (a)	243	105,824
		7,666,356

TOTAL FINANCIAL		37,477,824

UTILITIES (1.23%)
Electric (1.23%)
Babcock & Brown Infrastructure Group	4,533,900	572,470

TOTAL UTILITIES		572,470

TOTAL COMMON STOCKS
(Cost $63,695,850)		42,829,268

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2008

	7-Day Yield	Shares	Market Value (Note 1)

SHORT TERM INVESTMENTS (26.47%)
MONEY MARKET FUNDS (26.47%)
Dreyfus Cash Advantage
Plus Fund(b)	2.47%	12,352,371	$12,352,371

TOTAL MONEY MARKET FUNDS			12,352,371

TOTAL SHORT TERM INVESTMENTS
(Cost $12,352,371)			12,352,371

TOTAL INVESTMENTS (118.24%)
(Cost $76,048,221)			$55,181,639

Liabilities In Excess Of Other Assets (-18.24%)			(8,512,273)

NET ASSETS (100.00%)			$46,669,366

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a)	Non-Income Producing Security.
(b)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

October 31, 2008

ASSETS:
Investments, at value	$55,181,639
Cash	148
Foreign currency, at value (Cost $2,337,355)	2,324,106
Receivable for investments sold	277,782
Receivable for shares sold	1,157,736
Prepaid offering costs	13,329
Interest and dividends receivable	42,132
Other assets	28,406
Total Assets	59,025,278

LIABILITIES:
Payable for investments purchased	12,237,491
Payable for shares redeemed	51,013
Payable to advisor	5,677
Payable for distribution and services fees	4,944
Payable to trustees	395
Accrued expenses and other liabilities	56,392
Total Liabilities	12,355,912
NET ASSETS	$46,669,366

NET ASSETS CONSIST OF:
Paid-in capital	$67,838,765
Undistributed net investment income	200,670
Accumulated net realized loss on investments and foreign currency transactions	(503,073)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(20,866,996)
TOTAL NET ASSETS	$46,669,366

INVESTMENTS, AT COST	$76,048,221

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$4.80
Net Assets	$33,597,488
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	6,993,023
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$5.08

Class I:
Net Asset Value, offering and redemption price per share	$4.82
Net Assets	$13,071,399
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,713,681

Class R:
Net Asset Value, offering and redemption price per share	$4.79
Net Assets	$479
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	100

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended October 31, 2008

INVESTMENT INCOME:
Interest	$19,494
Dividends	258,641
Other Income	2,468
Foreign taxes withheld	(3,139)
Total Investment Income	277,464

EXPENSES:
Investment advisory fee	64,576
Administrative fee	6,078
Custodian fee	21,604
Legal and audit fee	27,964
Transfer agent fee	1,338
Trustees’ fees and expenses	659
Reports to shareholder and printing fees	13,073
Distribution and services fees
12b-1 Class A	11,403
12b-1 Class R	2
Registration fee	6,706
Offering costs	40,872
Other	3,517
Total expenses before waiver	197,792
Less fees waived/reimbursed by investment advisor
Class A	(58,083)
Class I	(52,306)
Class R	(25)
Total net expenses	87,378
NET INVESTMENT INCOME:	190,086

Net realized loss on investments	(574,530)
Net realized gain on foreign currency transactions	68,237
Net change in unrealized depreciation on investments	(20,838,635)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(388)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(21,345,316)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,155,230)

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2008	Period Ended
	(UNAUDITED)	April 30, 2008(a)

OPERATIONS:
Net investment income	$190,086	$9,646
Net realized gain/(loss) on investments	(574,530)	2,662
Net realized gain/(loss) on foreign currency transactions	68,237	(251)
Net change in unrealized depreciation on investments and foreign currency	(20,839,023)	(27,973)
Net decrease in net assets resulting from operations	(21,155,230)	(15,916)

SHARE TRANSACTIONS: (Note 2)
Class A
Proceeds from sale of shares	48,121,754	848,083
Cost of shares redeemed	(1,483,441)	—
Net increase from share transactions	46,638,313	848,083
Class I
Proceeds from sale of shares	21,118,663	20,964
Cost of shares redeemed	(786,510)	—
Net increase from share transactions	20,332,153	20,964
Class R
Proceeds from sale of shares	33	1,000
Cost of shares redeemed	(34)	—
Net increase/(decrease) from share transactions	(1)	1,000
Net increase in net assets	$45,815,235	$854,131

NET ASSETS:
Beginning of period	854,131	—
End of period (including undistributed net investment income of $200,670 and $10,584, respectively)	$46,669,366	$854,131

(a)    The Fund commenced operations on December 31, 2007.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class A
	Six Months Ended October 31, 2008		Period Ended
	(UNAUDITED)		April 30, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.47		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(b)	0.11
Net realized and unrealized loss on investments	(4.76	)(b)	(0.64)
Total from Investment Operations	(4.69)		(0.53)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 2)	0.02	(b)	—
NET DECREASE IN NET ASSET VALUE	(4.67)		(0.53)
NET ASSET VALUE, END OF PERIOD	$4.80		$9.47
TOTAL RETURN	(49.31	)%(c)	(5.30	)%(c)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$33,597		$832

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.20	%(d)	4.68	%(d)
Operating expenses including reimbursement/waiver	1.25	%(d)	1.25	%(d)
Operating expenses excluding reimbursement/waiver	2.52	%(d)	39.07	%(d)
PORTFOLIO TURNOVER RATE (e)	10%		15%

(a)	The Fund commenced operations on December 31, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2008 were $64,811,776 and $1,451,102, respectively.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class I
	Six Months Ended
	October 31, 2008		Period Ended
	(UNAUDITED)		April 30, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.47		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10	(b)	0.13
Net realized and unrealized loss on investments	(4.77	)(b)	(0.66)
Total from Investment Operations	(4.67)		(0.53)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 2)	0.02	(b)	—
NET DECREASE IN NET ASSET VALUE	(4.65)		(0.53)
NET ASSET VALUE, END OF PERIOD	$4.82		$9.47
TOTAL RETURN	(49.10	)%(c)	(5.30	)%(c)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13,071		$21

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.95	%(d)	6.11	%(d)
Operating expenses including reimbursement/waiver	1.00	%(d)	1.00	%(d)
Operating expenses excluding reimbursement/waiver	2.72	%(d)	35.33	%(d)
PORTFOLIO TURNOVER RATE (e)	10%		15%

(a)	The Fund commenced operations on December 31, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2008 were $64,811,776 and $1,451,102, respectively.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class R
	Six Months Ended
	October 31 2008		Period Ended
	(UNAUDITED)		April 30,2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.46		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12	(b)	0.12
Net realized and unrealized loss on investments	(4.80	)(b)	(0.66)
Total from Investment Operations	(4.68)		(0.54)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 2)	0.01	(b)	—
NET DECREASE IN NET ASSET VALUE	(4.67)		(0.54)
NET ASSET VALUE, END OF PERIOD	$4.79		$9.46
TOTAL RETURN	(49.37	)%(c)	(5.40	)%(c)

RATIOS/ SUPPLEMENTAL DATA:	$0	(f)	$1
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.93	%(d)	3.90	%(d)
Operating expenses including reimbursement/waiver	1.50	%(d)	1.50	%(d)
Operating expenses excluding reimbursement/waiver	7.68	%(d)	43.39	%(d)
PORTFOLIO TURNOVER RATE (e)	10%		15%

(a)	The Fund commenced operations on December 31, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2008 were $64,811,776 and $1,451,102, respectively.

(f)	Less than $500.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Listed Private Equity Fund (the “Fund”) is one of three separate series offered to the public under the Trust. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid were subject to a contingent deferred sales charge of 1% if the shares were sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the London stock exchange, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when Red Rocks Capital LLC (“RRC” or “Sub-Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Sub-Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on December 31, 2007. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 – Quoted prices in active markets for identical investments

• Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$55,181,639	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$55,181,639

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended October 31, 2008, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

various financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management has concluded there is no impact on the adoption of SFAS No. 159 on the Fund’s financial statements.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at October 31, 2008.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of April 30, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remain open for the year ended April 30, 2008. The Fund’s Colorado tax return

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

filings remain open for the year ended April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

The net unrealized appreciation/depreciation on investments for federal income tax purposes for the six months ended October 31, 2008 were as follows:

2008
Gross appreciation (excess of value over tax cost)	$279,741
Gross depreciation (excess of tax cost over value)	(21,453,571)
Net unrealized depreciation	$(21,173,830)

Cost of investments for income tax purposes	$76,355,469

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting of derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

2. CAPITAL SHARE TRANSACTIONS

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2008 the Fund retained $42,588, such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets. Transactions in shares of capital stock for the six months ended October 31, 2008 and period ended April 30, 2008 for the Fund were as follows:

	Six Months Ended	Period Ended
	October 31, 2008	April 30, 2008(a)
Class A
Sold	7,152,336	87,915
Redeemed	(247,228)	—
Net increase in shares outstanding	6,905,108	87,915

Class I
Sold	2,852,078	2,219
Redeemed	(140,617)	—
Net increase in shares outstanding	2,711,462	2,219

Class R
Sold	4	100
Redeemed	(4)	—
Net increase in shares outstanding	—	100

(a) The Fund commenced operations on December 31, 2007.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. MANAGEMENT AND RELATED PARTY TRANSACTIONS

ALPS Advisers, Inc. (“AAI” or “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. AAI has delegated daily management of Fund assets to the Sub-Adviser of the Fund. RRC manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Trustees. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays AAI an annual management fee of 0.85% based on the Fund’s average daily net assets. Pursuant to an Investment Sub-advisory Agreement, AAI pays RRC an annual sub-advisory management fee of 0.57% based on the Fund’s average daily net assets. AAI is required to pay all fees due to RRC out of the management fee AAI receives from the Fund.

AAI and RRC have contractually agreed with the Fund to limit the amount of the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets. This agreement is in effect through April 30, 2009 and is reevaluated on an annual basis. Without this agreement, expenses could be higher. In addition, the Fund’s organizational expenses have been borne by AAI. The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker- dealer with the Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act for each share class. The Plan allows the Fund to use its Class A and Class R assets to pay fees in connection with the distribution, marketing and/or the provision of shareholder services to Class A and R shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and R shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to its Class A and Class R shares, respectively. Because these fees are paid out of a Fund’s share class assets on an ongoing basis, over

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

time they will increase the cost of an investment in Class A and Class R shares, and Plan fees may cost an investor more than other types of sales charges.

ALPS serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting, fund administration, and generally assist in the Fund’s operations. The Annual Administrative Fee will be billed monthly, in the amount of: (i) 8 basis points of Fund’s average net assets between $0 - $500 million; and (ii) 6 basis points of Fund’s average net assets between $500 million - $1 billion; and (iii) 4 basis points of Fund’s average net assets over $1 billion.

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of October 31, 2008 constituted 12.31% of the Fund.

ADDITIONAL INFORMATION (UNAUDITED)

1.           FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington,DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2.           FUND PROXY VOTING POLICIES AND PROCEDURES

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities during the most recent prior 12-month period will be available without charge, (1) upon request, by calling (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

TRUSTEES & OFFICERS (UNAUDITED)

As of October 31, 2008, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling (866) 759-5679. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

				Number of
				Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee

Mary K. Anstine, age 67	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust.	11

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund; and Westcore Trust (12 funds).

John R. Moran, Jr., age 78	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisers, Inc. provides investment advisory services.

TRUSTEES & OFFICERS (UNAUDITED)

INDEPENDENT TRUSTEES con’t

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee

Jeremy W. Deems, age 32	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co- President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.,	6	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisers, Inc. provides investment advisory services.

TRUSTEES & OFFICERS (UNAUDITED)

INTERESTED TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee

W. Robert Alexander, age 80	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is formerly Chairman and a member of the Board of Trustees Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006. Mr. Alexander is a trustee of two Colorado foundations, A.V. Hunter Inc. and the Hughes Trust.

				9	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

OFFICERS

Name, Address*		Position(s)	Term of Office and	Principal Occupation(s)
& Age		Held with Funds	Length of Time Served	During Past 5 Years**

Edmund J. Burke, age 47	.	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), and President and a Director of ALPS Advisers, Inc. (since 2001), and was President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005).  Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust (since 2006); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

TRUSTEES & OFFICERS (UNAUDITED)

OFFICERS con’t

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**

Jeremy O. May, age 38	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, Age 46	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 – 2004) and at Patton Boggs LLP (2004 – 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

TRUSTEES & OFFICERS (UNAUDITED)

OFFICERS con’t

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years**

Michael Akins, age 32	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 36	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

LISTED PRIVATE EQUITY FUND
An ALPS Advisers, Inc. Solution

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the Listed Private Equity Fund.

RRC000205 6/30/09

Item 2.            Code of Ethics.

Not applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Investments.

(a)          Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                             Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.                             Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                             Exhibits.

(a)(1)                  Not applicable to this Report.

(a)(2)                  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)                  Not applicable.

(b)                               The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2009

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	January 9, 2009

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